FAIR VALUE MEASUREMENTS - Schedule of Changes in Fair Value of Financial Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Recognition of Public Warrants upon the reverse recapitalization						$ (1,336,863)
August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning			$ 37,900
Extinguishment of August 2024 Convertible Notes			(37,900)
Fair value ending	$ 0		0		$ 37,900
Level 3 [Member] | Notes Payable Fair Value Option [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	4,047,000
Fair value at issuance	9,007,640		14,218,740
Additions & (Payments)	58,417		58,417
Conversion	(5,025,935)		(5,933,513)
Change in fair value	$ 1,422,895		$ 1,166,373
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)		Other Nonoperating Income (Expense)
Fair value ending	$ 9,510,017		$ 9,510,017
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Indigo Capital Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	4,047,000
Fair value at issuance	3,803,374		9,014,474
Conversion	(2,761,362)		(3,668,940)
Change in fair value	1,173,366		916,844
Fair value ending	6,262,378		6,262,378
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Agile Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	500,000		500,000
Additions & (Payments)	58,417		58,417
Change in fair value	316,143		316,143
Fair value ending	874,560		874,560
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Diagonal Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	399,955		399,955
Change in fair value	(6,735)		(6,735)
Fair value ending	393,220		393,220
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Boot Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	193,215		193,215
Change in fair value	(3,254)		(3,254)
Fair value ending	189,961		189,961
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Brick Lane Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	2,565,384		2,565,384
Conversion	(2,264,573)		(2,264,573)
Change in fair value	(29,972)		(29,972)
Fair value ending	270,839		270,839
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Bomore Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	1,411,829		1,411,829
Change in fair value	(28,190)		(28,190)
Fair value ending	1,383,639		1,383,639
Level 3 [Member] | Notes Payable Fair Value Option [Member] | Torcross Convertible Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at issuance	133,883		133,883
Change in fair value	1,537		1,537
Fair value ending	135,420		135,420
Level 3 [Member] | Junior Note Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning	1,315	$ 2,235,208	128,615	$ 2,238,519	2,238,519
Recognition of Junior Note Warrants upon issuance						2,668,169
Change in fair value	$ 16,986	$ (1,783,201)	$ (110,314)	$ (1,786,512)	$ (2,109,904)	$ (429,650)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Fair value ending	$ 18,301	$ 452,007	$ 18,301	$ 452,007	$ 128,615	$ 2,238,519
Level 3 [Member] | August 2024 Convertible Note Derivative Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning			$ 37,900
Initial recognition at fair value					179,000
Change in fair value					$ (141,100)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Other Nonoperating Income (Expense)
Fair value ending					$ 37,900